Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Line Items]
Summary of Estimated Useful Lives of Related Assets	Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, at the following annual rates:

%
Computers and software	33
Office furniture and equipment	7-15 (mainly 15)
Electronic equipment	15
Leasehold improvements	Over the shorter of the related lease period or the useful life of the assets

Summary of Contract Liabilities
Contract liabilities consisted of the following as of December 31, 2020 and December 31, 2019:

	December 31,
	2020	2019
	(in thousands)
Contract Liabilities, Current
Deferred Revenue, Current	$996	$291
Customer Advance Payment	665	172

Total	$1,661	$463

Contract Liabilities, Long-Term
Deferred Revenue, Long-Term	3,473	3,473

Total Contract Liabilities	$5,134	$3,936

Summary of Changes in Warranty Provision
Changes in the warranty provision, presented in other accrued expenses, was as follow:

	Year ended December 31,
	2020	2019
Balance at beginning of the year	$61	$	*	)
Warranty Provision	198		118
Warranty Claims Settled	(232)		(57)

Balance at end of the year	$27		$61

*)	Represents amount lower than $1.

Schedule of Basic And Diluted Net Income (Loss) Per Common Share
The following table sets forth the computation of the net loss per share for the period presented:

	Year ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(81,511)	$(67,301)	$(56,400)
Preferred share accrued cumulative dividend rights	(17,473)	(13,664)	(5,795)

Total loss attributable to ordinary shares	$(98,984)	$(80,965)	$(62,195)

Denominator:
	16,514,910	15,524,845	15,039,814

Collective Growth Corp [Member]
Accounting Policies [Line Items]
Schedule of Basic And Diluted Net Income (Loss) Per Common Share

	Year ended December 31, 2020	For the Period from December 23, 2019 (Inception) through December 31, 2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$61,688	$—
Unrealized gain on marketable securities held in Trust Account	3,546
Less: Income taxes and franchise fees	(65,234)	—

Net loss allocable to shares subject to possible redemption	$—	$—

Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	13,211,642	—

Basic and diluted net loss per share	$0.00	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(29,854,803)	$(348)
Net loss allocable to Common stock subject to possible redemption	—	—

Non-Redeemable Net Loss	$(29,854,803)	$(348)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	5,094,825	3,750,000

Basic and diluted net loss per share	$(5.86)	$(0.00)